REVENUE FROM CONTRACTS WITH CUSTOMERS - Contract balances (Details) - RUB (₽) ₽ in Millions	Dec. 31, 2022	Dec. 31, 2021
REVENUE FROM CONTRACTS WITH CUSTOMERS
Trade receivables	₽ 384	₽ 225
Contract liabilities (including 37 of loyalty points (2020: 27))	(554)	(425)
Loyalty program
REVENUE FROM CONTRACTS WITH CUSTOMERS
Contract liabilities (including 37 of loyalty points (2020: 27))	₽ (39)	₽ (37)